Loans Receivable - Schedule of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 1,815,510	$ 1,742,868	$ 1,361,718
Unamortized yield adjustments including net premiums on purchased loans and net deferred loan costs and fees	(1,439)	(1,397)	(847)
Loans Receivable, Net of Yield Adjustments, Total	1,814,071	1,741,471	1,360,871
One-to-Four Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross		580,612	500,647
Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross		431,007	211,817
Nonresidential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross		552,748	455,011
Commercial Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	1,057,288	983,755	666,828
Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross		1,564,367	1,167,475
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	8,708	7,281	11,851
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	78,448	67,261	70,688
Home Equity Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	72,195	75,611	80,813
Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	23,411	24,010	26,613
Consumer: Passbook or Certificate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross		3,965	3,887
Consumer: Other Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross		373	391
Consumer Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross		$ 103,959	$ 111,704